Annual Fund Operating Expenses - Bancreek Global Select ETF - Bancreek Global Select ETF	Jan. 16, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 31, 2027

[1]	Based on estimated amounts for the current fiscal year.
[2]	Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.80% of the Fund’s average daily net assets through at least March 31, 2027, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) for any reason at any time.